Cash and Cash equivalents (Tables)	12 Months Ended
Jun. 30, 2018
Cash and Cash equivalents.
Summary of Cash and Cash Equivalents

		2018	2017
for the year ended 30 June	Note	Rm	Rm
Cash restricted for use		1 980	1 803
Cash		15 148	27 643

Cash and cash equivalents		17 128	29 446
Bank overdraft		(89)	(123)

Per the statement of cash flows		17 039	29 323

Cash by currency
Rand		3 982	14 037
Euro		2 855	2 994
US Dollar		9 040	10 605
Other currencies		1 162	1 687

		17 039	29 323

Cash restricted for use
In trust	27.1	578	447
In respect of joint operations	27.2	969	559
Other	27.3	433	797

		1 980	1 803